INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 35,408
Due after one through five years	112,863
Due after five through ten years
Due after ten years
Total	148,271
AVAILABLE FOR SALE, Fair value
Due in one year or less	35,212
Due after one through five years	112,427
Due after five through ten years
Due after ten years
Total	$ 147,639
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	1.61%
Due after three through five years	1.55%
Due after five through ten years
Due after ten years
Total	1.56%
HELD TO MATURITY, Amortized cost
Due in one year or less	$ 750
Due after three through five years	2,745
Due after five through ten years
Due after ten years
Total	3,495	$ 3,995
HELD TO MATURITY, Fair value
Due in one year or less	756
Due after one through five years	2,866
Due after five through ten years
Due after ten years
Total	$ 3,622	$ 4,080
HELD TO MATURITY, Weighted average yield
Due in one year or less	2.84%
Due after three through five years	3.34%
Due after five through ten years
Due after ten years
Total	3.23%